Distribution Date: Determination Date: Next Distribution Date:	10/13/21 10/06/21 11/15/21	Citigroup Commercial Mortgage Trust 2016-GC36 Commercial Mortgage Pass-Through Certificates
Record Date:	09/30/21	Series 2016-GC36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Richard Simpson	(212) 816-5343
Certificate Interest Reconciliation Detail	4		390 Greenwich Street, | New York, NY 10013
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Diane Haislip	(913) 317-4372
Additional Information	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	8		Barry Davis		Barry.Davis@greyco.com
Current Mortgage Loan and Property Stratification	9-13		5221 N. O'Connor Blvd.,Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			Don Simon	(203) 660-6100
Principal Prepayment Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(302) 636-4140
Modified Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	25	Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
			-
Interest Shortfall Detail - Collateral Level	27
			, | ,
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	17324TAA7	1.613000%	42,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	17324TAB5	2.292000%	22,079,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	17324TAC3	3.524000%	33,518,000.00	26,539,186.82	0.00	77,936.75	0.00	0.00	77,936.75	26,539,186.82	32.31%	30.00%
A-4	17324TAD1	3.349000%	225,000,000.00	225,000,000.00	0.00	627,937.50	0.00	0.00	627,937.50	225,000,000.00	32.31%	30.00%
A-5	17324TAE9	3.616000%	415,175,000.00	415,175,000.00	0.00	1,251,060.67	0.00	0.00	1,251,060.67	415,175,000.00	32.31%	30.00%
A-AB	17324TAF6	3.368000%	70,409,000.00	61,126,463.10	1,229,611.56	171,561.61	0.00	0.00	1,401,173.17	59,896,851.54	32.31%	30.00%
A-S	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00	27.46%	25.50%
B	17324TAK5	4.750082%	75,136,000.00	75,136,000.00	0.00	297,418.49	0.00	0.00	297,418.49	75,136,000.00	20.46%	19.00%
C	17324TAM1	4.750082%	54,907,000.00	54,907,000.00	0.00	217,343.98	0.00	0.00	217,343.98	54,907,000.00	15.35%	14.25%
D	17324TAN9	2.850000%	65,021,000.00	65,021,000.00	0.00	154,424.88	0.00	0.00	154,424.88	65,021,000.00	9.29%	8.63%
E	17324TAQ2	4.750082%	28,898,000.00	28,898,000.00	0.00	114,389.90	0.00	0.00	114,389.90	28,898,000.00	6.60%	6.13%
F	17324TAS8	4.750082%	11,560,000.00	11,560,000.00	0.00	45,759.13	0.00	0.00	45,759.13	11,560,000.00	5.52%	5.13%
G*	17324TAU3	4.750082%	15,894,000.00	15,894,000.00	0.00	62,914.84	0.00	0.00	62,914.84	15,894,000.00	4.04%	3.75%
H	17324TAW9	4.750082%	43,347,829.00	43,347,829.00	0.00	296,852.46	0.00	0.00	296,852.46	43,347,829.00	0.00%	0.00%
R	17324TBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,155,934,830.00	1,074,621,478.92	1,229,611.56	3,484,444.74	0.00	0.00	4,714,056.30	1,073,391,867.36

Notional Certificates
X-A	17324TAG4	1.218144%	861,171,000.00	779,857,649.92	0.00	791,649.06	0.00	0.00	791,649.06	778,628,038.36
X-D	17324TAY5	1.900082%	65,021,000.00	65,021,000.00	0.00	102,954.38	0.00	0.00	102,954.38	65,021,000.00
Notional SubTotal			926,192,000.00	844,878,649.92	0.00	894,603.44	0.00	0.00	894,603.44	843,649,038.36

Deal Distribution Total					1,229,611.56	4,379,048.18	0.00	0.00	5,608,659.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	17324TAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	17324TAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	17324TAC3	791.78909302	0.00000000	2.32522078	0.00000000	0.00000000	0.00000000	0.00000000	2.32522078	791.78909302
A-4	17324TAD1	1,000.00000000	0.00000000	2.79083333	0.00000000	0.00000000	0.00000000	0.00000000	2.79083333	1,000.00000000
A-5	17324TAE9	1,000.00000000	0.00000000	3.01333334	0.00000000	0.00000000	0.00000000	0.00000000	3.01333334	1,000.00000000
A-AB	17324TAF6	868.16263688	17.46384070	2.43664318	0.00000000	0.00000000	0.00000000	0.00000000	19.90048389	850.69879618
A-S	17324TAJ8	1,000.00000000	0.00000000	3.20750005	0.00000000	0.00000000	0.00000000	0.00000000	3.20750005	1,000.00000000
B	17324TAK5	1,000.00000000	0.00000000	3.95840196	0.00000000	0.00000000	0.00000000	0.00000000	3.95840196	1,000.00000000
C	17324TAM1	1,000.00000000	0.00000000	3.95840203	0.00000000	0.00000000	0.00000000	0.00000000	3.95840203	1,000.00000000
D	17324TAN9	1,000.00000000	0.00000000	2.37500008	0.00000000	0.00000000	0.00000000	0.00000000	2.37500008	1,000.00000000
E	17324TAQ2	1,000.00000000	0.00000000	3.95840197	0.00000000	0.00000000	0.00000000	0.00000000	3.95840197	1,000.00000000
F	17324TAS8	1,000.00000000	0.00000000	3.95840225	0.00000000	0.00000000	0.00000000	0.00000000	3.95840225	1,000.00000000
G	17324TAU3	1,000.00000000	0.00000000	3.95840191	0.00000000	0.00000000	0.00000000	0.00000000	3.95840191	1,000.00000000
H	17324TAW9	1,000.00000000	0.00000000	6.84815057	(2.88974841)	11.79207498	0.00000000	0.00000000	6.84815057	1,000.00000000
R	17324TBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	17324TAG4	905.57816034	0.00000000	0.91927046	0.00000000	0.00000000	0.00000000	0.00000000	0.91927046	904.15032364
X-D	17324TAY5	1,000.00000000	0.00000000	1.58340198	0.00000000	0.00000000	0.00000000	0.00000000	1.58340198	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	77,936.75	0.00	77,936.75	0.00	0.00	0.00	77,936.75	0.00
A-4	09/01/21 - 09/30/21	30	0.00	627,937.50	0.00	627,937.50	0.00	0.00	0.00	627,937.50	0.00
A-5	09/01/21 - 09/30/21	30	0.00	1,251,060.67	0.00	1,251,060.67	0.00	0.00	0.00	1,251,060.67	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	171,561.61	0.00	171,561.61	0.00	0.00	0.00	171,561.61	0.00
X-A	09/01/21 - 09/30/21	30	0.00	791,649.06	0.00	791,649.06	0.00	0.00	0.00	791,649.06	0.00
A-S	09/01/21 - 09/30/21	30	0.00	166,844.53	0.00	166,844.53	0.00	0.00	0.00	166,844.53	0.00
B	09/01/21 - 09/30/21	30	0.00	297,418.49	0.00	297,418.49	0.00	0.00	0.00	297,418.49	0.00
C	09/01/21 - 09/30/21	30	0.00	217,343.98	0.00	217,343.98	0.00	0.00	0.00	217,343.98	0.00
D	09/01/21 - 09/30/21	30	0.00	154,424.88	0.00	154,424.88	0.00	0.00	0.00	154,424.88	0.00
X-D	09/01/21 - 09/30/21	30	0.00	102,954.38	0.00	102,954.38	0.00	0.00	0.00	102,954.38	0.00
E	09/01/21 - 09/30/21	30	0.00	114,389.90	0.00	114,389.90	0.00	0.00	0.00	114,389.90	0.00
F	09/01/21 - 09/30/21	30	0.00	45,759.13	0.00	45,759.13	0.00	0.00	0.00	45,759.13	0.00
G	09/01/21 - 09/30/21	30	0.00	62,914.84	0.00	62,914.84	0.00	0.00	0.00	62,914.84	0.00
H	09/01/21 - 09/30/21	30	633,915.88	171,588.13	0.00	171,588.13	(125,264.32)	0.00	0.00	296,852.46	511,160.85
Totals			633,915.88	4,253,783.85	0.00	4,253,783.85	(125,264.32)	0.00	0.00	4,379,048.18	511,160.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00
A-S (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	17324TAK5	4.750082%	75,136,000.00	75,136,000.00	0.00	297,418.49	0.00	0.00	297,418.49	75,136,000.00
B (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	17324TAM1	4.750082%	54,907,000.00	54,907,000.00	0.00	217,343.98	0.00	0.00	217,343.98	54,907,000.00
C (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,060,000.00	182,060,000.00	0.00	681,607.00	0.00	0.00	681,607.00	182,060,000.00

Exchangeable Certificate Details
EC	17324TAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Total Available Distribution Amount (1)	5,608,659.74
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,272,735.30	Master Servicing Fee	11,929.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,446.69
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	447.76
ARD Interest	0.00	Operating Advisor Fee	1,298.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	618.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,272,735.30	Total Fees	18,951.45

Principal		Expenses/Reimbursements
Scheduled Principal	1,229,611.52	Reimbursement for Interest on Advances	622.62
Unscheduled Principal Collections		ASER Amount	(149,348.63)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,961.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(1,500.00)
Total Principal Collected	1,229,611.52	Total Expenses/Reimbursements	(125,264.32)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,379,048.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,229,611.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,608,659.74
Total Funds Collected	5,502,346.82	Total Funds Distributed	5,502,346.87

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,074,621,479.32	1,074,621,479.32	Beginning Certificate Balance	1,074,621,478.92
(-) Scheduled Principal Collections	1,229,611.52	1,229,611.52	(-) Principal Distributions	1,229,611.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.04	0.04	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,073,391,867.76	1,073,391,867.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,074,906,711.99	1,074,906,711.99	Ending Certificate Balance	1,073,391,867.36
Ending Actual Collateral Balance	1,073,836,343.66	1,073,836,343.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	48,543,435.35	4.52%	50	4.8781	NAP	Defeased	6	48,543,435.35	4.52%	50	4.8781	NAP
4,999,999 or less	10	36,117,939.67	3.36%	50	4.8966	1.971838	1.29 or less	19	434,581,529.93	40.49%	47	4.8676	0.397699
5,000,000 to 14,999,999	24	208,991,724.77	19.47%	50	4.8136	1.360078	1.30 to 1.49	8	194,255,593.65	18.10%	51	4.6763	1.397950
15,000,000 to 24,999,999	6	123,569,366.62	11.51%	50	4.8373	1.480389	1.50 to 1.69	6	119,295,394.28	11.11%	50	4.6384	1.603522
25,000,000 to 29,999,999	1	28,317,065.16	2.64%	51	4.9260	1.010000	1.70 to 1.89	8	169,657,563.54	15.81%	51	4.8188	1.796767
30,000,000 to 34,999,999	2	64,624,208.89	6.02%	30	4.6489	0.396280	1.90 to 2.09	4	89,332,994.23	8.32%	51	4.5255	2.040349
35,000,000 to 49,999,999	3	142,166,893.94	13.24%	50	4.5042	0.931461	2.1 or greater	5	17,725,356.78	1.65%	50	4.8282	2.836449
50,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	56	1,073,391,867.76	100.00%	49	4.7712	1.160148
55,000,000 or greater	4	421,061,233.36	39.23%	51	4.8061	1.064075
Totals	56	1,073,391,867.76	100.00%	49	4.7712	1.160148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	30	48,543,435.35	4.52%	50	4.8781	NAP
							Defeased	30	48,543,435.35	4.52%	50	4.8781	NAP
Arizona	3	53,688,716.22	5.00%	51	4.9355	1.673721
							Industrial	1	5,092,019.37	0.47%	50	5.0520	1.720000
Arkansas	1	5,569,528.46	0.52%	49	4.9700	1.160000
							Lodging	8	121,055,154.19	11.28%	39	4.7260	(0.285936)
California	7	70,896,154.82	6.60%	50	4.8256	1.525196
							Mixed Use	2	145,955,732.00	13.60%	51	5.1610	0.433784
Colorado	1	110,000,000.00	10.25%	51	4.5000	1.410000
							Multi-Family	2	8,069,528.46	0.75%	49	4.9359	1.714555
Delaware	2	16,505,051.52	1.54%	50	4.6515	1.403071
							Office	18	301,939,727.01	28.13%	51	4.8949	1.641287
Florida	2	16,202,768.67	1.51%	49	4.9740	0.859910
							Other	2	118,358,486.86	11.03%	51	4.5268	1.396582
Georgia	2	6,016,674.76	0.56%	49	4.6591	1.236961
							Retail	29	285,268,281.61	26.58%	50	4.5561	1.323549
Illinois	1	5,479,343.35	0.51%	51	5.1200	1.170000
							Self Storage	9	39,109,502.91	3.64%	51	4.6050	2.130960
Indiana	2	100,715,995.60	9.38%	49	4.3093	1.242310
							Totals	101	1,073,391,867.76	100.00%	49	4.7712	1.160148
Maryland	2	11,167,964.65	1.04%	49	4.3441	1.571907

Massachusetts	2	61,418,344.74	5.72%	49	4.4526	(0.499821)

Michigan	6	43,548,354.18	4.06%	50	4.8905	1.544825

Mississippi	2	2,247,974.24	0.21%	51	4.9693	1.970963

New Jersey	1	28,317,065.16	2.64%	51	4.9260	1.010000

New York	3	168,358,486.86	15.68%	51	4.6912	1.852876

North Carolina	2	5,589,782.97	0.52%	50	4.6810	1.688041

Ohio	9	32,380,176.88	3.02%	51	4.9388	1.918922

Pennsylvania	7	82,095,585.08	7.65%	35	4.8502	0.592318

South Carolina	4	24,247,267.26	2.26%	50	4.6260	1.718818

Tennessee	2	6,144,807.52	0.57%	51	5.1688	1.429740

Texas	7	162,687,263.86	15.16%	51	5.2096	0.304434

Utah	1	5,092,019.37	0.47%	50	5.0520	1.720000

Virginia	2	6,479,106.23	0.60%	50	4.6899	1.450395

Totals	101	1,073,391,867.76	100.00%	49	4.7712	1.160148

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	48,543,435.35	4.52%	50	4.8781	NAP	Defeased	6	48,543,435.35	4.52%	50	4.8781	NAP
	4.249% or less	3	83,155,278.14	7.75%	50	4.2227	1.875832	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	5	168,206,573.99	15.67%	49	4.3244	0.699255	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	10	197,689,698.07	18.42%	50	4.5576	1.526008	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.999%	21	390,713,249.74	36.40%	51	4.8983	1.486064	19 months or greater	50	1,024,848,432.41	95.48%	49	4.7661	1.144626
	5.000% to 5.249%	10	84,127,900.47	7.84%	36	5.0856	0.564008	Totals	56	1,073,391,867.76	100.00%	49	4.7712	1.160148
	5.250% or greater	1	100,955,732.00	9.41%	51	5.5800	(0.300000)
	Totals	56	1,073,391,867.76	100.00%	49	4.7712	1.160148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	48,543,435.35	4.52%	50	4.8781	NAP	Defeased	6	48,543,435.35	4.52%	50	4.8781	NAP
	59 months or less	50	1,024,848,432.41	95.48%	49	4.7661	1.144626	Interest Only	7	320,550,000.00	29.86%	51	4.5737	1.708446
	60 to 82 months	0	0.00	0.00%	0	0.0000	0.000000	269 months or less	3	41,857,983.78	3.90%	20	5.0241	(0.371510)
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 to 300 months	40	662,440,448.63	61.71%	50	4.8429	0.967598
	Totals	56	1,073,391,867.76	100.00%	49	4.7712	1.160148	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,073,391,867.76	100.00%	49	4.7712	1.160148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	48,543,435.35	4.52%	50	4.8781	NAP			None
Underwriter's Information		1	11,723,746.08	1.09%	51	4.8300	1.330887
	12 months or less	47	909,285,706.89	84.71%	49	4.8147	1.136679
	13 to 24 months	2	103,838,979.44	9.67%	49	4.3330	1.193179
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,073,391,867.76	100.00%	49	4.7712	1.160148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10103722	1	OF	New York	NY	Actual/360	4.862%	465,896.63	0.00	0.00	N/A	01/06/26	--	115,000,000.00	115,000,000.00	10/06/21
2	10104407	1	98	Denver	CO	Actual/360	4.500%	412,500.00	0.00	0.00	N/A	01/06/26	--	110,000,000.00	110,000,000.00	10/06/21
3	10104408	1	MU	Austin	TX	Actual/360	5.580%	470,187.75	159,912.56	0.00	N/A	01/06/26	--	101,115,644.60	100,955,732.00	10/06/21
4	10104409	1	RT	Fort Wayne	IN	Actual/360	4.271%	339,119.53	163,943.84	0.00	N/A	11/06/25	--	95,269,445.20	95,105,501.36	09/04/21
5	10104410	1	LO	Boston	MA	Actual/360	4.358%	179,084.38	94,971.30	0.00	N/A	11/06/25	--	49,311,897.80	49,216,926.50	10/04/21
6	10104411	1	OF	Chandler	AZ	Actual/360	4.920%	196,878.15	69,093.37	0.00	N/A	01/06/26	--	48,019,060.81	47,949,967.44	10/06/21
7	10104412	1	MU	New York	NY	Actual/360	4.221%	158,287.50	0.00	0.00	N/A	01/06/26	--	45,000,000.00	45,000,000.00	10/06/21
8	10104413	1	LO	King of Prussia	PA	Actual/360	5.020%	145,173.36	78,585.39	0.00	N/A	12/06/22	--	34,702,794.28	34,624,208.89	08/06/21
9	10104414	1	RT	Manahawkin	NJ	Actual/360	4.926%	116,445.30	49,634.85	0.00	N/A	01/06/26	--	28,366,700.01	28,317,065.16	10/06/21
10	10104415	1	RT	Lubbock	TX	Actual/360	4.221%	105,512.50	0.00	0.00	N/A	11/06/25	--	30,000,000.00	30,000,000.00	10/06/21
11	10104416	1	OF	Various	Various	Actual/360	4.906%	103,428.64	42,007.44	0.00	N/A	11/06/25	--	25,298,484.99	25,256,477.55	10/06/21
12	10104417	1	OF	Pittsburgh	PA	Actual/360	4.990%	98,254.72	41,160.04	0.00	N/A	12/06/25	--	23,628,390.10	23,587,230.06	10/06/21
13	10104418	1	OF	Ann Arbor	MI	Actual/360	4.886%	97,605.83	34,863.20	0.00	N/A	12/06/25	--	23,971,958.80	23,937,095.60	10/06/21
14	10104419	1	OF	Various	OH	Actual/360	4.980%	90,170.79	33,017.20	0.00	N/A	01/06/26	--	21,727,901.49	21,694,884.29	09/06/21
16	10104421	1	RT	Various	Various	Actual/360	4.626%	75,785.97	28,082.30	0.00	N/A	12/05/25	--	19,659,136.32	19,631,054.02	10/06/21
17	10104422	1	RT	Various	Various	Actual/360	4.626%	74,285.26	27,526.21	0.00	N/A	12/05/25	--	19,269,846.54	19,242,320.33	10/06/21
18	10104423	1	RT	Lancaster	CA	Actual/360	4.860%	62,792.53	27,546.45	0.00	N/A	12/06/25	--	15,504,328.77	15,476,782.32	10/06/21
19	10104424	1	OF	Los Angeles	CA	Actual/360	4.593%	53,585.00	0.00	0.00	N/A	11/06/25	--	14,000,000.00	14,000,000.00	10/06/21
20	10104425	1	LO	Andover	MA	Actual/360	4.834%	49,239.21	21,802.48	0.00	N/A	12/05/25	--	12,223,220.72	12,201,418.24	08/06/21
21	10104426	1	OF	Los Angeles	CA	Actual/360	4.860%	51,697.90	17,509.16	0.00	N/A	12/06/25	--	12,764,912.65	12,747,403.49	10/06/21
22	10104427	1	LO	Orlando	FL	Actual/360	4.900%	48,000.78	20,993.69	0.00	N/A	10/06/25	--	11,755,293.52	11,734,299.83	10/06/21
23	10104428	1	RT	Seaford	DE	Actual/360	4.659%	49,620.62	17,095.17	0.00	N/A	12/06/25	--	12,780,584.41	12,763,489.24	10/06/21
24	10104429	1	OF	Los Angeles	CA	Actual/360	4.954%	50,973.15	16,579.60	0.00	N/A	01/06/26	--	12,347,149.11	12,330,569.51	10/06/21
25	10104430	1	RT	Various	Various	Actual/360	4.830%	47,261.68	18,285.11	0.00	N/A	01/06/26	--	11,742,031.19	11,723,746.08	10/06/21
26	10104431	1	SS	Pittsburgh	PA	Actual/360	4.466%	39,884.12	16,638.60	0.00	N/A	01/06/26	--	10,716,736.01	10,700,097.41	10/06/21
27	10104432	1	RT	Richardson	TX	Actual/360	5.196%	36,483.50	12,358.76	0.00	N/A	01/06/26	--	8,426,561.79	8,414,203.03	10/06/21
28	10104433	1	LO	Abilene	TX	Actual/360	5.003%	36,471.96	14,543.51	0.00	N/A	02/06/26	--	8,748,021.59	8,733,478.08	09/06/21
29	10104434	1	OF	Shenandoah	TX	Actual/360	4.966%	34,639.40	14,557.20	0.00	N/A	01/06/26	--	8,370,373.68	8,355,816.48	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 28

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	10104435	1	OF	Dublin	OH	Actual/360	4.861%	35,042.22	12,510.07	0.00	N/A	02/06/26	--	8,650,620.01	8,638,109.94	10/06/21
31	10104436	1	RT	Frederick	MD	Actual/360	4.240%	28,865.24	14,128.29	0.00	N/A	11/06/25	--	8,169,406.43	8,155,278.14	10/06/21
32	10104437	1	98	Oceanside	NY	Actual/360	4.880%	34,034.73	10,709.01	0.00	N/A	01/06/26	--	8,369,195.87	8,358,486.86	10/06/21
33	10104438	1	OF	Auburn Hills	MI	Actual/360	5.194%	28,964.46	11,367.95	0.00	N/A	11/06/25	--	6,691,828.48	6,680,460.53	10/06/21
34	10104439	1	SS	Monroeville	PA	Actual/360	4.466%	25,639.79	10,696.24	0.00	N/A	01/06/26	--	6,889,330.39	6,878,634.15	10/06/21
35	10104440	1	OF	Encino	CA	Actual/360	4.954%	29,012.38	9,436.62	0.00	N/A	01/06/26	--	7,027,626.29	7,018,189.67	10/06/21
36	10104441	1	SS	Munhall	PA	Actual/360	4.466%	23,503.14	9,804.89	0.00	N/A	01/06/26	--	6,315,219.46	6,305,414.57	10/06/21
38	10104443	1	RT	Brownsville	TX	Actual/360	4.605%	23,932.25	8,383.17	0.00	N/A	01/06/26	--	6,236,417.44	6,228,034.27	10/06/21
39	10104444	1	RT	Indianapolis	IN	Actual/360	4.950%	23,178.68	8,580.63	0.00	N/A	01/06/26	--	5,619,074.87	5,610,494.24	10/06/21
40	10104445	1	MF	Trotwood	OH	Actual/360	4.840%	22,544.18	8,237.63	0.00	N/A	11/06/25	--	5,589,465.07	5,581,227.44	10/06/21
41	10104446	1	RT	Chicago Heights	IL	Actual/360	5.120%	23,413.30	8,149.10	0.00	N/A	01/06/26	--	5,487,492.45	5,479,343.35	10/06/21
42	10104447	1	MF	Bentonville	AR	Actual/360	4.970%	23,098.38	7,545.83	0.00	N/A	11/06/25	--	5,577,074.29	5,569,528.46	10/06/21
43	10104448	1	MH	Various	AZ	Actual/360	4.900%	21,055.06	9,010.61	0.00	N/A	02/06/26	--	5,156,342.08	5,147,331.47	10/06/21
44	10104449	1	SS	Forestville	CA	Actual/360	4.890%	21,519.45	7,637.10	0.00	N/A	01/06/26	--	5,280,846.93	5,273,209.83	10/06/21
45	10104450	1	IN	Draper	UT	Actual/360	5.052%	21,472.04	8,228.19	0.00	N/A	12/06/25	--	5,100,247.56	5,092,019.37	09/06/21
46	10104451	1	LO	Altamonte Springs	FL	Actual/360	5.040%	19,896.01	8,145.97	0.00	N/A	01/06/26	--	4,737,146.18	4,729,000.21	10/06/21
47	10104452	1	LO	Manchester	TN	Actual/360	5.200%	19,743.04	11,264.64	0.00	N/A	01/06/26	--	4,556,087.29	4,544,822.65	10/06/21
48	10104453	1	RT	Canton	GA	Actual/360	4.610%	17,988.50	7,673.61	0.00	N/A	10/06/25	--	4,682,473.82	4,674,800.21	10/06/21
49	10104454	1	IN	Franklin	KY	Actual/360	4.528%	18,370.60	6,665.66	0.00	N/A	12/05/25	--	4,868,532.29	4,861,866.63	09/06/21
50	10104455	1	RT	Santa Rosa Beach	FL	Actual/360	5.168%	19,278.75	7,587.13	0.00	N/A	12/06/25	--	4,476,055.97	4,468,468.84	10/06/21
51	10104456	1	RT	Union City	CA	Actual/360	4.694%	15,840.56	0.00	0.00	N/A	12/05/25	--	4,050,000.00	4,050,000.00	10/06/21
52	10104457	1	SS	Southfield	MI	Actual/360	4.670%	15,566.67	0.00	0.00	N/A	12/06/25	--	4,000,000.00	4,000,000.00	10/06/21
53	10104458	1	RT	Phoenix	AZ	Actual/360	5.224%	14,122.96	5,423.14	0.00	N/A	01/06/26	--	3,244,171.92	3,238,748.78	10/06/21
54	10104459	1	RT	Franklin	VA	Actual/360	4.780%	10,745.34	8,622.28	0.00	N/A	01/06/26	--	2,697,574.52	2,688,952.24	10/06/21
55	10104460	1	SS	Temple Hills	MD	Actual/360	4.990%	12,358.83	4,531.80	0.00	N/A	12/06/25	--	2,972,063.85	2,967,532.05	09/06/21
56	10104461	1	SS	Redford	MI	Actual/360	4.670%	12,064.17	0.00	0.00	N/A	12/06/25	--	3,100,000.00	3,100,000.00	10/06/21
57	10104462	1	SS	Various	Various	Actual/360	5.080%	12,093.41	4,564.53	0.00	N/A	01/06/26	--	2,856,711.48	2,852,146.95	10/06/21
58	10104463	1	MF	Tucson	AZ	Actual/360	4.860%	10,125.00	0.00	0.00	N/A	11/06/25	--	2,500,000.00	2,500,000.00	10/06/21
Totals								4,272,735.30	1,229,611.52	0.00				1,074,621,479.32	1,073,391,867.76
(1) Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 28

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	21,847,345.41	12,403,608.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	11,379,766.72	5,755,509.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	(6,839,735.14)	(647,671.96)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	0.00	--	--	10/06/21	37,828,423.25	134,574.62	367,882.19	367,882.19	0.00	0.00
5	1	(8,665,557.00)	(4,415,111.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	7,568,488.00	5,063,252.00	04/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	9,515,541.00	5,805,539.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	(872,734.31)	(1,269,016.30)	07/01/20	06/30/21	--	0.00	0.00	223,443.79	447,067.79	0.00	0.00
9	1	2,256,054.94	1,083,331.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	15,118,812.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	7,594,486.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	1,949,834.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,205,736.76	1,674,707.90	01/01/21	06/30/21	--	0.00	0.00	123,049.67	123,049.67	0.00	0.00
16	1	2,175,684.91	1,039,068.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,330,580.14	1,156,570.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,531,685.95	693,326.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	16,744,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	694,594.70	675,337.72	04/01/20	03/31/21	--	0.00	0.00	70,930.75	212,885.48	105,022.66	0.00
21	1	1,307,290.28	647,306.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,439,826.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	940,014.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,153,225.84	614,961.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,127,097.43	592,248.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	689,230.36	428,697.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	765,810.14	04/01/19	03/31/20	10/06/21	190,480.50	793.35	50,185.67	50,185.67	1,900.61	0.00
29	1	990,571.24	403,107.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	1,221,344.60	0.00	--	--	--	0.00	0.00	0.00	0.00	7,858.57	0.00
31	1	893,735.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	509,830.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	856,108.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	657,321.95	350,143.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	688,790.55	279,111.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	674,747.84	357,055.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	29,608.00	8,882.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	700,456.72	367,054.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	5,914.41	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	759,387.52	349,610.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	119.40	0.00
42	1	461,828.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	724,552.95	370,674.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	662,770.51	0.00	--	--	--	0.00	0.00	29,582.75	29,582.75	8,809.58	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	321,787.71	459,693.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	553,784.69	208,796.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	0.00	0.00	--	--	--	0.00	0.00	24,842.98	24,842.98	0.00	0.00	Full Defeasance
50	1	583,722.98	292,420.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	451,076.66	57,895.89	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	550,197.47	298,469.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	432,815.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	407,182.33	214,953.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	16,871.71	16,871.71	0.00	0.00	Full Defeasance
56	1	523,138.36	305,334.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	474,581.86	256,701.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	411,521.61	195,798.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	303.31	0.00
Totals		109,732,995.02	36,843,180.69				38,018,903.75	135,367.97	906,789.52	1,272,368.24	129,928.54	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	2	46,825,627.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771155%	4.749997%	49
09/13/21	1	12,223,220.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771245%	4.750083%	50
08/12/21	3	55,780,813.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771323%	4.750159%	51
07/12/21	1	34,849,335.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771401%	4.750233%	52
06/11/21	0	0.00	2	47,211,830.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771488%	4.750317%	53
05/12/21	2	108,190,376.43	1	34,999,447.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771565%	4.750391%	54
04/12/21	0	0.00	1	96,046,883.85	2	47,402,526.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771651%	4.750474%	55
03/12/21	0	0.00	0	0.00	3	143,690,113.90	0	0.00	0	0.00	1	8,816,233.51	0	0.00	0	0.00	4.771723%	4.750543%	56
02/12/21	0	0.00	1	12,370,240.92	3	140,375,984.64	0	0.00	0	0.00	1	12,370,240.92	0	0.00	0	0.00	4.771815%	4.750631%	57
01/12/21	0	0.00	0	0.00	4	152,998,056.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771889%	4.750701%	58
12/11/20	0	0.00	0	0.00	4	153,248,902.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.776178%	4.754767%	58
11/13/20	0	0.00	1	12,430,065.76	2	105,636,045.35	0	0.00	0	0.00	1	35,451,904.04	0	0.00	0	0.00	4.776259%	4.754846%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10104409	09/04/21	0	B	367,882.19	367,882.19	148.50	95,269,445.20	07/15/20	98
8	10104413	08/06/21	1	1	223,443.79	447,067.79	0.00	34,776,223.15
14	10104419	09/06/21	0	B	123,049.67	123,049.67	0.00	21,727,901.49
20	10104425	08/06/21	1	1	70,930.75	212,885.48	105,022.66	12,262,949.63
28	10104433	09/06/21	0	B	50,185.67	50,185.67	1,900.61	8,748,021.59	06/24/20	1
45	10104450	09/06/21	0	B	29,582.75	29,582.75	10,679.58	5,100,247.57
49	10104454	09/06/21	0	B	24,842.98	24,842.98	0.00	4,868,532.29
55	10104460	09/06/21	0	B	16,871.71	16,871.71	0.00	2,972,063.85
Totals					906,789.52	1,272,368.24	117,751.35	185,725,384.77
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		34,624,209	0	34,624,209		0
25 - 36 Months		0	0	0		0
37 - 48 Months		16,409,100	16,409,100	0		0
49 - 60 Months		1,022,358,559	1,010,157,141	12,201,418		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,073,391,868	1,026,566,241	46,825,627	0	0	0
Sep-21	1,074,621,479	1,062,398,259	12,223,221	0	0	0
Aug-21	1,075,745,621	1,019,964,808	55,780,814	0	0	0
Jul-21	1,076,865,092	1,042,015,756	34,849,336	0	0	0
Jun-21	1,078,080,731	1,030,868,900	0	47,211,830	0	0
May-21	1,079,190,495	936,000,671	108,190,376	34,999,447	0	0
Apr-21	1,080,396,778	936,947,367	0	96,046,884	47,402,527	0
Mar-21	1,081,483,937	937,793,823	0	0	143,690,114	0
Feb-21	1,082,813,457	930,067,231	0	12,370,241	140,375,985	0
Jan-21	1,083,903,694	930,905,637	0	0	152,998,057	0
Dec-20	1,105,972,760	952,723,858	0	0	153,248,902	0
Nov-20	1,107,114,441	989,048,330	0	12,430,066	105,636,045	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10104409	95,105,501.36	95,269,445.20	102,000,000.00	09/16/20	11,611,422.00	1.21000	12/31/19	11/06/25	291
28	10104433	8,733,478.08	8,748,021.59	9,000,000.00	09/03/20	620,751.14	1.01000	03/31/20	02/06/26	291
Totals		103,838,979.44	104,017,466.79	111,000,000.00		12,232,173.14

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10104409	RT	IN	07/15/20	98
"	10/6/2021

Transfer as of 12/8/20. Borrower initially requested a transition of the Property back to the Noteholder which is being evaluated along with the potential for a possible loan modification instead. Although debt service is current, ther

e are still both current and future capital needs that need addressing (i.e. capex, future TILCs, etc.) Potential modification still being evaluated and is being presented to the Borrower as a possible resolution. Loan is cash managed.

"

28	10104433	LO	TX	06/24/20	1
"	10/6/2021

Borrower signed the forbearance agreement which allows for the November 2020 through April 2021 payments to be I/O, and existing FF&E reserves are to be used for payment of D/S, taxes and insurance premiums for the April

2020 through October 2020 payments. Cash Management has been put into effect with the forbearance agreement. All cash is swept daily from the 2 depository accounts to the CM account held at Berkadia. Scheduled payments from May 2021

- September 2021 have been processed along with the required 1/24th payments for May 2021- September 2021. Excess Cashflow is returned after all payments made per the terms of the CMA. Lender continues to monitor the loan and the properties' performance. Payments due from11.6.20 - 4.6.2021 will be interest only. Funds in Reserves will be disbursed for pmt of Debt Service, T&I due 4.6.20 - 10.6.20. On 5.6.21, loan converts back to P&I and Reserve amounts shall be paid back of the next 24 months.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
8	10104413	1	35,522,108.61	5.02000%	35,522,108.61	5.02000%	10	10/16/20	10/16/20	09/06/20
20	10104425	1	0.00	4.83400%	0.00	4.83400%	10	10/09/20	10/09/20	10/09/20
28	10104433	1	0.00	5.00300%	8,909,547.09	5.00300%	9	11/06/20	11/06/20	01/11/21
Totals			35,522,108.61		44,431,655.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 28

	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance

No liquidated loans this period

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 26 of 28

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	19,847.80	0.00	0.00	(145,315.88)	0.00	0.00	622.62	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,500.00)	0.00
28	0.00	0.00	5,113.89	0.00	0.00	(4,032.75)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,961.69	0.00	0.00	(149,348.63)	0.00	0.00	622.62	0.00	(1,500.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(125,264.32)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

None
© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28